Income Taxes (Breakdown of Net Operating Loss Carryforwards by Tax Jurisdiction) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2022		Mar. 31, 2021
Operating Loss Carryforwards [Line Items]
Deferred tax assets, operating loss carryforwards	[2]	¥ 183,410	[1]	¥ 151,383
Japan
Operating Loss Carryforwards [Line Items]
Deferred tax assets, operating loss carryforwards		106,000	[3]	94,000	[4]
Mizuho Securities Company Limited
Operating Loss Carryforwards [Line Items]
Deferred tax assets, operating loss carryforwards		73,736		85,001
Mizuho Securities Company Limited | Japan
Operating Loss Carryforwards [Line Items]
Deferred tax assets, operating loss carryforwards		¥ 74,000		¥ 85,000
Operating loss carryforwards, expiration date		Mar. 31, 2026		Mar. 31, 2026
Mizuho Financial Group, Inc. [Member]
Operating Loss Carryforwards [Line Items]
Deferred tax assets, operating loss carryforwards		¥ 26,633
Mizuho Financial Group, Inc. [Member] | Japan
Operating Loss Carryforwards [Line Items]
Deferred tax assets, operating loss carryforwards		¥ 27,000
Operating loss carryforwards, expiration date		Mar. 31, 2032

[1]	The amount includes ¥0 million related to MHFG’s net operating loss carryforwards resulting mainly from intercompany capital transactions in relation to the share buyback conducted by MHSC as of March 31, 2022. The tax effect of the net operating loss carryforwards is substantially offset by ¥0 million of valuation allowance as a result of considering all available evidence regarding sources of future taxable income including historical trends in taxable income in the preceding periods and forecasted taxable income.
[2]	The amount includes ¥85,001 million and ¥0 million related to MHSC’s net operating loss carryforwards resulting mainly from the organizational restructuring of certain foreign subsidiaries as of March 31, 2021 and 2022, respectively. The tax effect of the net operating loss carryforwards is substantially offset by ¥56,928 million and ¥0 million, respectively, of valuation allowance as a result of considering all available evidence regarding sources of future taxable income including historical trends in taxable income in the preceding periods and forecasted taxable income.
[3]	¥74 billion of the Japan deferred tax assets of ¥106 billion is related to MHSC, which is substantially offset by a valuation allowance, and will expire during the fiscal year ending March 31, 2026. ¥27 billion of the Japan deferred tax assets of ¥106 billion is related to MHFG, which is substantially offset by a valuation allowance, and will mostly expire during the fiscal year ending March 31, 2032.
[4]	¥85 billion of the Japan deferred tax assets of ¥94 billion is related to MHSC, which is substantially offset by a valuation allowance, and will expire during the fiscal year ending March 31, 2026.